Trade and Other Receivables - Other Receivables (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivables	₩ 15,373,625	₩ 14,179,322
Gross amount
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivables	15,789,061	14,562,754
Allowance for doubtful accounts
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivables	(400,942)	(366,598)
Present value discount
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivables	(14,494)	(16,834)
Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivables	12,095,215	11,214,624
Trade receivables | Not overdue
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivables	12,010,590	11,120,582
Trade receivables | Impairment reviewed
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivables	345,399	326,687
Trade receivables | Impairment reviewed | Less than 60 days
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivables	12,289	6,403
Trade receivables | Impairment reviewed | 60 ~ 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivables	59,427	55,802
Trade receivables | Impairment reviewed | 90 ~ 120 days
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivables	21,642	20,535
Trade receivables | Impairment reviewed | 120 days ~ 1year
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivables	56,107	58,350
Trade receivables | Impairment reviewed | Over 1 year
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivables	195,934	185,597
Trade receivables | Gross amount
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivables	12,355,989	11,447,269
Trade receivables | Allowance for doubtful accounts
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivables	(260,774)	(232,645)
Other receivables
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivables	3,278,410	2,964,698
Other receivables | Not overdue
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivables	3,212,146	2,857,337
Other receivables | Impairment reviewed
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivables	220,926	258,148
Other receivables | Impairment reviewed | Less than 60 days
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivables	318	5
Other receivables | Impairment reviewed | 60 ~ 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivables	34,267	27,634
Other receivables | Impairment reviewed | 90 ~ 120 days
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivables	1,786	727
Other receivables | Impairment reviewed | 120 days ~ 1year
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivables	59,567	69,651
Other receivables | Impairment reviewed | Over 1 year
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivables	124,988	160,131
Other receivables | Gross amount
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivables	3,433,072	3,115,485
Other receivables | Allowance for doubtful accounts
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivables	(140,168)	(133,953)
Other receivables | Present value discount
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivables	₩ (14,494)	₩ (16,834)